GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012 are as follows:

	US dollars
	Location based services	Wireless communications products	Total
(in thousands)
Balance as of January 1, 2012 (*)	4,265	4,249	8,514
Changes during 2012:
Impairment (see B. below)	(672)	-	(672)
Translation differences	99	102	201
Balance as of December 31, 2012	3,692	4,351	8,043
Changes during 2013:
Impairment (See B. below)	(2,155)	(938)	(3,093)
Translation differences	193	290	483
Balance as of December 31, 2013	1,730	3,703	5,433

(*)	The accumulated amount of impairment loss as of January 1, 2012, December 31, 2012 and December 31, 2013 was US$ 1,780,000, US$ 2,452,000 and US$ 5,545,000, respectively.